THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Lincoln ChoicePlus AssuranceSM (Prime)

Supplement dated April 8, 2016, to the prospectus dated May 1, 2015

Lincoln Market SelectSM Advantage is not available with this contract.

Please retain this supplement for future reference.